Pay vs Performance Disclosure - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 26, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth compensation information for our Chief Executive Officer, referred to below as our CEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our stockholders’ investments and our net income, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, and 2023. This table covers three fiscal years as permitted for smaller reporting companies under Item 402(v)(8)(ii) of Regulation S-K.

Year	PEO	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(5)	Net Loss
2025	David Desharnais	$115,512	$(11,089)	$290,969	$217,968	$115.00	$(61,640,000)
	Robert Berman	—	$(72,000)
2024	David Desharnais	$1,327,229	$1,503,902	$653,185	$683,948	$130.00	$(49,458,000)
2023	Robert Berman	$405,829	$405,829	$644,432	$1,257,108	$277.50	$(44,925,000)

(1)
For fiscal year 2025, Rekor had two individuals serve as principal executive officer: David Desharnais (from January 1 through March 26, 2025) and Robert A. Berman (from March 12, 2025 through December 31, 2025). Both individuals’ SCT totals and CAP are reported separately for 2025. For fiscal year 2024, the PEO was David Desharnais. For fiscal year 2023, the PEO was Robert A. Berman.

(2)
Compensation Actually Paid (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K. CAP equals the Summary Compensation Table Total, adjusted by: (i) subtracting the aggregate grant-date fair value of equity awards reported in the Summary Compensation Table; (ii) adding the year-end fair value of equity awards granted in the reported year that remain outstanding and unvested; (iii) adding (or subtracting) the change in fair value of prior-year equity awards that remain outstanding and unvested; (iv) adding the vesting-date fair value of equity awards that vested during the reported year; and (v) subtracting the prior year-end fair value of awards forfeited during the reported year.

(3)
Represents the average SCT total compensation of the Non-CEO NEOs. For 2025, the Non-CEO NEOs are Eyal Hen (former CFO, served through November 17, 2025) and Joseph Nalepa (CFO, appointed November 17, 2025). For 2024, the Non-CEO NEOs are Eyal Hen and Robert A. Berman. For 2023, the Non-CEO NEOs are Eyal Hen and David Desharnais.

(4)	Represents the average CAP for the Non-CEO NEOs, calculated using the same methodology as footnote (2) above.
(5)
Value of a hypothetical $100 investment in Rekor Systems common stock on December 31, 2022, assuming reinvestment of dividends. The closing prices of Rekor’s common stock as reported on NASDAQ, as applicable, on the following trading days were: (i) $1.20 on December 30, 2022; (ii) $3.33 on December 29, 2023; (iii) $1.56 on December 31, 2024; and (iv) $1.38 on December 31, 2025.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Fair Value Decrease from Prior Year end Awards that Failed to Meet Applicable Vesting Conditions During the Current Fiscal Year	Compensation Actually Paid to CEO
2025	$115,512	$—	$—	$—	$—	$(75,667)	$(122,934)	$(83,089)
2024	$1,327,229	$(596,339)	$1,039,428	$(280,249)	$—	$13,833	$—	$1,503,902
2023	$405,829	$—	$—	$—	$—	$—	$—	$405,829

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table
To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Fair Value Decrease from Prior Year end Awards that Failed to Meet Applicable Vesting Conditions During the Current Fiscal Year	Average Compensation Actually Paid to Non-CEO NEOs
2025	$290,969	$—	$—	$(9,749)	$—	$(51,672)	$(11,580)	$217,968
2024	$653,185	$(296,740)	$291,720	$(41,300)	$98,250	$(21,167)	$—	$683,948
2023	$644,432	$(67,500)	$166,500	$464,201	$—	$49,475	$—	$1,257,108

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Named Executive Officers, Footnote
(1)
For fiscal year 2025, Rekor had two individuals serve as principal executive officer: David Desharnais (from January 1 through March 26, 2025) and Robert A. Berman (from March 12, 2025 through December 31, 2025). Both individuals’ SCT totals and CAP are reported separately for 2025. For fiscal year 2024, the PEO was David Desharnais. For fiscal year 2023, the PEO was Robert A. Berman.

(3)
Represents the average SCT total compensation of the Non-CEO NEOs. For 2025, the Non-CEO NEOs are Eyal Hen (former CFO, served through November 17, 2025) and Joseph Nalepa (CFO, appointed November 17, 2025). For 2024, the Non-CEO NEOs are Eyal Hen and Robert A. Berman. For 2023, the Non-CEO NEOs are Eyal Hen and David Desharnais.

PEO Total Compensation Amount			$ 115,512	$ 1,327,229	$ 405,829
PEO Actually Paid Compensation Amount			$ (83,089)	1,503,902	405,829
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Fair Value Decrease from Prior Year end Awards that Failed to Meet Applicable Vesting Conditions During the Current Fiscal Year	Compensation Actually Paid to CEO
2025	$115,512	$—	$—	$—	$—	$(75,667)	$(122,934)	$(83,089)
2024	$1,327,229	$(596,339)	$1,039,428	$(280,249)	$—	$13,833	$—	$1,503,902
2023	$405,829	$—	$—	$—	$—	$—	$—	$405,829

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount			$ 290,969	653,185	644,432
Non-PEO NEO Average Compensation Actually Paid Amount			$ 217,968	683,948	1,257,108
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Fair Value Decrease from Prior Year end Awards that Failed to Meet Applicable Vesting Conditions During the Current Fiscal Year	Average Compensation Actually Paid to Non-CEO NEOs
2025	$290,969	$—	$—	$(9,749)	$—	$(51,672)	$(11,580)	$217,968
2024	$653,185	$(296,740)	$291,720	$(41,300)	$98,250	$(21,167)	$—	$683,948
2023	$644,432	$(67,500)	$166,500	$464,201	$—	$49,475	$—	$1,257,108

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and Performance
With respect to Rekor’s current ownership interests, those ownership interests, including the parent company, which primarily consist of technology driven businesses, have a history of operating losses and/or limited operating history. These ownership interests have incurred substantial costs to develop and market their products, have incurred net losses and cannot fund their cash needs from operations.
Given the stage of Rekor’s lifecycle and the nature of Rekor’s net income, Rekor does not include total shareholder return or net income in its compensation policies. Instead, with respect to the CEO and other Non-CEO NEOs, compensation primarily includes: (i) base salary and (ii) restricted stock awards that vest and are paid subject to the CEO’s and Non-CEO NEOs’ continued employment. Since 2019, the Company has principally oriented its compensation policies toward the Company’s success at developing and deploying roadway intelligence products and services, and the development and expansion of its presence in related markets.

Compensation Actually Paid vs. Net Income
Relationship between Pay and Performance
With respect to Rekor’s current ownership interests, those ownership interests, including the parent company, which primarily consist of technology driven businesses, have a history of operating losses and/or limited operating history. These ownership interests have incurred substantial costs to develop and market their products, have incurred net losses and cannot fund their cash needs from operations.
Given the stage of Rekor’s lifecycle and the nature of Rekor’s net income, Rekor does not include total shareholder return or net income in its compensation policies. Instead, with respect to the CEO and other Non-CEO NEOs, compensation primarily includes: (i) base salary and (ii) restricted stock awards that vest and are paid subject to the CEO’s and Non-CEO NEOs’ continued employment. Since 2019, the Company has principally oriented its compensation policies toward the Company’s success at developing and deploying roadway intelligence products and services, and the development and expansion of its presence in related markets.

Total Shareholder Return Amount			$ 115	130	277.5
Net Income (Loss)			$ (61,640,000)	$ (49,458,000)	$ (44,925,000)
PEO Name	David Desharnais	Robert A. Berman		David Desharnais	Robert A. Berman
Share Price		$ 1.38	$ 1.38	$ 1.56		$ 3.33	$ 1.2
David Desharnais [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 115,512	$ 1,327,229
PEO Actually Paid Compensation Amount			(11,089)	1,503,902
Robert Berman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0		$ 405,829
PEO Actually Paid Compensation Amount			(72,000)		405,829
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(596,339)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,039,428	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(280,249)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(75,667)	13,833	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(122,934)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(296,740)	(67,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	291,720	166,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,749)	(41,300)	464,201
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	98,250	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,672)	(21,167)	49,475
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (11,580)	$ 0	$ 0